restructuring and other costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019
restructuring and other costs
Goods and services purchased	$ 60	$ 8	$ 110	$ 26
Employee benefits expense	10	21	20	39
Total	70	29	130	65	$ 199	$ 134
Restructuring
restructuring and other costs
Goods and services purchased	43	7	89	19
Employee benefits expense	10	19	20	34
Total	53	26	109	53
Other
restructuring and other costs
Goods and services purchased	17	1	21	7
Employee benefits expense		2		5
Total	$ 17	$ 3	$ 21	$ 12